Debt - Additional Information (Details) - USD ($)								1 Months Ended														3 Months Ended				5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 24, 2024	Mar. 29, 2024	Feb. 01, 2024	Dec. 07, 2023	Nov. 10, 2023	Apr. 02, 2021	Feb. 18, 2020	Oct. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Feb. 29, 2024	Jan. 31, 2024	Nov. 30, 2023	Aug. 31, 2023	Jun. 30, 2023	May 31, 2023	Mar. 31, 2023	Jan. 31, 2023	Nov. 30, 2022	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2022	May 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 24, 2024	Oct. 31, 2023
Debt Instrument [Line Items]
Convertable amount																												$ 1,949,000	$ 4,521,000	$ 4,521,000	$ 0
Proceeds from issuance of Preferred Stock - Series A, net of issuance costs																														0	29,996,000
Senior secured notes outstanding																						$ 0						0		3,096,000	0
Stock price																																	$ 16.25
Convertible notes losses																								$ 0					300,000
Senior secured notes issued																	$ 15,800,000											0	3,030,000	4,863,000	0
Gain upon debt forgiveness																						0		$ 0				0	$ (2,595,000)	(2,595,000)	(523,000)
Repayments of senior secured notes										$ 200,000
Proceeds from long-term lines of credit											$ 400,000				$ 800,000				$ 500,000	$ 500,000							$ 500,000
Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																						4,309,186						4,309,186
Debt instrument, carrying amount																						3,996,000						$ 3,996,000		0
Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Convertable amount																										$ 200,000
Series A Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Issuance of common stock upon conversion, shares		1,500,000																										1,500,000
Outstanding debt		$ 3,000,000
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Senior secured notes outstanding																														1,300,000
Senior secured notes issued																			$ 2,000,000											1,300,000
Warrant exercise price																			$ 0.0001
Repayments of senior secured notes																		$ 500,000	$ 2,000,000
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Conversion of common stock, shares																		141
June 2023 Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																						2,000,000						$ 2,000,000
Interest rate																	10.00%
Debt Instrument, Redemption Price, Percentage																	100.00%
Senior secured notes issued																	$ 15,800,000
June 2023 Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest expense including default interest																														100,000
10% senior secured notes due [Member]
Debt Instrument [Line Items]
Maturity Date																	Jun. 25, 2025
June 2023 Notes [Member]
Debt Instrument [Line Items]
Interest rate																	10.00%
Debt instrument, conversion price per share																	$ 1.82
Debt Instrument, Redemption Price, Percentage																	100.00%
Gain (loss) on extinguishment of debt																						0						$ 400,000
Conversion of common stock, shares													769,567
November 2023 [Member]
Debt Instrument [Line Items]
Debt instrument, conversion price per share															$ 1.8
Loan Modification Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 5,000,000
Monthly payments of interest	$ 60,000
Debt instrument, description	The first principal payment will be the greater of (i) $3.0 million (the “Minimum Payment”) or (ii) 20% of the net amount raised from any source of debt, equity, synthetic equity instruments or otherwise less any reasonable expenses paid to third parties (the “Net Capital Raise”). At each capital raise thereafter, the Company shall make a mandatory principal payment to the Lender of 20% of the Net Capital Raise.
Net capital raise, percentage	20.00%
Loan Modification Agreement [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Maturity Date	Dec. 31, 2024
Reduction in debt	$ 3,000,000
Loan Modification Agreement [Member] | Maximum [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Maturity Date																												Sep. 30, 2024
Loan Modification Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	3,000
Loan Restoration Agreement [Member]
Debt Instrument [Line Items]
Net trade value	3,000,000
Net trade value excess amount	$ 3,100,000
Percentage of net trade value excess amount	50.00%
Remaining percentage of net trade value excess amount	50.00%
Excess Amount Origination Fee	$ 1,600,000
Excess amount enhancement fee	700,000
Base trade value	$ 2,400,000
Discount percentage	40.00%
Reminder of discount percentage	60.00%
Loan Restoration Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Net trade value	$ 3,000,000
Loan Restoration Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Net trade value	3,000,000
Net trade value minimum payment	$ 1,800,000
Loan Restoration Agreement [Member] | Series A Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Issuance of common stock upon conversion, shares																												1,500,000
Exchange Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																						2,000,000						$ 2,000,000
Promissory Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																														0	80,000.00
Gain (loss) on extinguishment of debt																												322,000
Promissory Notes [Member] | Asset Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																																		$ 1,900,000
Promissory Notes [Member] | August 2023 [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt																												195,000
Promissory Notes [Member] | August 2023 [Member] | Asset Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, carrying amount																$ 700,000
Interest rate																15.00%
Debt instrument, conversion price per share																$ 1.82
Maturity Date																Aug. 31, 2026
Gain (loss) on extinguishment of debt																						0						200,000
Conversion of common stock, shares													398,352
Promissory Notes [Member] | October 2023 [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt																												127,000
Promissory Notes [Member] | October 2023 [Member] | Asset Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, carrying amount																																		$ 500,000
Interest rate																																		15.00%
Debt instrument, conversion price per share																																		$ 1.82
Maturity Date								Oct. 15, 2026
Gain (loss) on extinguishment of debt																						0						200,000
Conversion of common stock, shares													258,929
Promissory Notes [Member] | November 2023 [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt																												0
Promissory Notes [Member] | November 2023 [Member] | Asset Purchase Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																						700,000						700,000
Debt instrument, carrying amount															$ 700,000
Interest rate															12.00%
Maturity Date															Jan. 31, 2025
Other Related Party Convertible Notes [Member]
Debt Instrument [Line Items]
Interest rate							12.00%
Maturity Date							Feb. 18, 2021
Proceeds from long-term lines of credit							$ 100,000
Other Related Party Convertible Notes [Member] | Maturity Date - February 18, 2021
Debt Instrument [Line Items]
Debt instrument, face amount																						200,000						200,000		200,000
Preferred stock at a conversion price														$ 2
2022 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																									$ 5,900,000
Interest rate																									6.00%
Scheduled maturity date																									24 months
Proceeds from issuance of Preferred Stock - Series A, net of issuance costs																									$ 10,000,000
Conversion price as a percentage																									80.00%
2022 Convertible Notes [Member] | Series A-2 [Member]
Debt Instrument [Line Items]
Convertible notes converted into preferred stock																									124,313
November 2022 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																					$ 4,400,000
Interest rate																					6.00%
Scheduled maturity date																					12 months
Proceeds from issuance of Preferred Stock - Series A, net of issuance costs																					$ 10,000,000
November 2022 Convertible Notes [Member] | Series A-2 [Member]
Debt Instrument [Line Items]
Stock price																					$ 47.67
Vertical Investors LLC [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 8,000,000
Guarantee fees			$ 2,300,000
Maturity Date			Jun. 28, 2024
November 2023 Bridge Notes [Member]
Debt Instrument [Line Items]
Interest rate					3.00%
Debt instrument, conversion price per share					$ 1.82																		$ 1.5
Maturity Date					Nov. 10, 2024
Gain (loss) on extinguishment of debt																						0						300,000
Conversion of common stock, shares													219,780
Loss on change in fair value																						0						300,000
Percentage of original issuance discount					15.00%
Proceeds from long-term lines of credit					$ 1,900,000
Step-up interest rate					8.00%
November 2023 Bridge Notes [Member] | Related Party [Member]
Debt Instrument [Line Items]
Proceeds from long-term lines of credit					$ 800,000
November 2023 Bridge Notes [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion of common stock, shares																							538,039
November Bridge Notes [Member]
Debt Instrument [Line Items]
Interest rate					3.00%
Maturity Date					Nov. 10, 2024
Secured promissory notes losses																														100,000
Percentage of original issuance discount					15.00%
Proceeds from long-term lines of credit					$ 1,900,000
Step-up interest rate					8.00%
November Bridge Notes [Member] | Related Party [Member]
Debt Instrument [Line Items]
Proceeds from long-term lines of credit					$ 800,000
December 2023 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 2,200,000																		0						$ 0		2,169,000	0
Issuance of common stock upon conversion, shares																												2,882
Interest rate				7.00%
Debt instrument, conversion price per share				$ 1.25
Maturity Date				Dec. 07, 2024
Convertable amount																												$ 1,900,000
Convertible notes gains																						0						100,000
Conversion price as a percentage				92.00%
Event of default, Conversion price as percentage				80.00%
Interest rate of Convertible note				14.00%
Convertible notes losses																														300,000
Convertible notes gains																														100,000	100,000
Percentage of original issuance discount				8.00%
Repayments of notes payable									$ 200,000
Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Interest rate						1.00%
Scheduled maturity date						5 years
Received loan proceeds						$ 500,000
Balance outstanding for the PPP loan																																$ 500,000
Gain upon debt forgiveness																															$ 500,000
February 2024 convertible note [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																						4,708,000						4,708,000		$ 0
Interest rate			2.00%
Debt instrument, conversion price per share			$ 2
Maturity Date			Dec. 15, 2024
Total payments																						$ 1,500,000						$ 2,100,000
Interest rate of Convertible note			4.00%
Senior secured notes issued			$ 6,000,000
Q2 2024 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount											$ 1,700,000	$ 1,700,000														$ 1,700,000
Interest rate											12.00%															12.00%
Maturity Date												Apr. 30, 2025
Q2 2024 Convertible Notes [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Debt instrument, conversion price per share											$ 1.03															$ 1.03
Conversion of common stock, shares											1,407,186